Amounts Included in the Consolidated Balance Sheet, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 6,045	¥ 6,272
Other non-current assets	(74)	(20)
Net amounts recognized	¥ 5,971	¥ 6,252